CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2023	2022
Cash	$44,309	$54,340
Cash equivalents	183,731	455,183

Total cash and cash equivalents	228,040	509,523
Non-current portion of restricted cash	130	130

Total cash, cash equivalents and restricted cash	$228,170	$509,653